Fair Value of Financial Instruments and Risk Management - Fair Value Hierarchy (Details) - Recurring - CAD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Assets
Other investments	$ 144	$ 150
Total Assets	282	503
Liabilities
Total Liabilities	(161)	(198)
Energy contracts subject to regulatory deferral
Assets
Derivative asset	82	304
Liabilities
Derivative liability	(146)	(164)
Energy contracts not subject to regulatory deferral
Assets
Derivative asset	49	49
Liabilities
Derivative liability	(7)	(8)
Foreign exchange contracts, total return, and interest rate swaps
Assets
Derivative asset	7
Cross-currency interest rate swap
Liabilities
Derivative liability	(8)
Foreign exchange contracts, total return and cross-currency interest rate swaps
Liabilities
Derivative liability		(26)
Level 1
Assets
Other investments	144	150
Total Assets	144	150
Liabilities
Total Liabilities	0	0
Level 1 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 1 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 1 | Foreign exchange contracts, total return, and interest rate swaps
Assets
Derivative asset	0
Level 1 | Cross-currency interest rate swap
Liabilities
Derivative liability	0
Level 1 | Foreign exchange contracts, total return and cross-currency interest rate swaps
Liabilities
Derivative liability		0
Level 2
Assets
Other investments	0	0
Total Assets	138	353
Liabilities
Total Liabilities	(161)	(198)
Level 2 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	82	304
Liabilities
Derivative liability	(146)	(164)
Level 2 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	49	49
Liabilities
Derivative liability	(7)	(8)
Level 2 | Foreign exchange contracts, total return, and interest rate swaps
Assets
Derivative asset	7
Level 2 | Cross-currency interest rate swap
Liabilities
Derivative liability	(8)
Level 2 | Foreign exchange contracts, total return and cross-currency interest rate swaps
Liabilities
Derivative liability		(26)
Level 3
Assets
Other investments	0	0
Total Assets	0	0
Liabilities
Total Liabilities	0	0
Level 3 | Energy contracts subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 3 | Energy contracts not subject to regulatory deferral
Assets
Derivative asset	0	0
Liabilities
Derivative liability	0	0
Level 3 | Foreign exchange contracts, total return, and interest rate swaps
Assets
Derivative asset	0
Level 3 | Cross-currency interest rate swap
Liabilities
Derivative liability	$ 0
Level 3 | Foreign exchange contracts, total return and cross-currency interest rate swaps
Liabilities
Derivative liability		$ 0